Capital adequacy	12 Months Ended
Dec. 31, 2017
Capital adequacy
Capital adequacy

Note 26. Capital adequacy

Capital adequacy analysis

The Consolidated Group encompasses the Parent Company AB Svensk Exportkredit and its wholly owned subsidiary Venantius AB, including the latter’s wholly owned subsidiary VF Finans AB. Group entities are fully consolidated for accounting and supervisory purposes. No current or anticipated material restrictions to prompt transfer of own funds or repayment of liabilities among the Parent or its subsidiaries have been identified.

	Consolidated Group
	December 31, 2017	December 31, 2016
Capital ratios excl. buffer requirements(1)
Common Equity Tier 1 ratio	20.6%	22.1%
Tier 1 capital ratio	20.6%	22.1%
Total capital ratio	23.0%	25.1%
Institution specific Common Equity Tier 1 capital requirement incl. buffers(2)	8.4%	8.0%

of which Common Equity Tier 1 capital requirement	4.5%	4.5%
of which capital conservation buffer	2.5%	2.5%
of which countercyclical buffer	1.4%	1.0%
of which systemic risk buffer	—	—
Common Equity Tier 1 capital available as a buffer(3)	14.6%	16.1%
Total capital ratio according to Basel I floor(4)	21.9%	22.8%

(1)

Capital ratios excluding buffer requirements are the quotients of the relevant capital metric and the total risk-weighted exposure amount. The minimum requirements, which were implemented in Sweden without a transitional period, are 4.5 percent, 6.0 percent and 8.0 percent for Common Equity Tier 1 capital, Tier 1 capital and total own funds, respectively. The minimum requirements apply in accordance with Regulation (EU) No 575/2013 of the European Parliament and of the Council of June 26, 2013 on prudential requirements for credit institutions and investment firms and amending Regulation (EU) No 648/2012 (CRR). The change in capital ratios compared to year-end 2016 is primarily due to SEK applying the internal rating-based (IRB) approach to exposures to central and regional governments and to multilateral development banks.

(2)	Minimum Common Equity Tier 1 capital requirement, expressed as a percentage of the total risk-weighted exposure amount.

(3)

The Common Equity Tier 1 ratio less the statutory minimum requirement of 4.5 percent and less 1.5 percent, which comprises Common Equity Tier 1 capital items used, since SEK lacks other Tier 1 capital, to meet the difference in the minimum requirement between Tier 1 capital and Common Equity Tier 1 capital. Accordingly, at year-end 2017, the capital ratio shows the availability to meet buffer requirements after deducting the minimum requirement. The value at year-end 2016 has been restated due to this change in the calculation method.

(4)	The minimum requirement is 8.0 percent.

Own funds — adjusting items

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Share capital (1)	3,990	3,990
Retained earnings	12,782	12,236
Accumulated other comprehensive income and other reserves	30	130
Independently reviewed profit net of any foreseeable charge or dividend	540	546

Common Equity Tier 1 (CET1) capital before regulatory adjustments	17,342	16,902

Equity-portions of untaxed reserves	—	—
Additional value adjustments due to prudent valuation	-396	-444
Intangible assets	-66	-101
Fair-value reserves related to gains or losses on cash-flow hedges	-25	-96
Gains or losses on liabilities valued at fair value resulting from changes in own credit standing	446	281
Negative amounts resulting from the calculation of expected loss amounts	-65	—

Total regulatory adjustments to Common Equity Tier 1 capital	-106	-360

Total Common Equity Tier 1 capital	17,236	16,542

Additional Tier 1 capital	—	—

Total Tier 1 capital	17,236	16,542

Tier 2-eligible subordinated debt (2)	2,049	2,267
Credit risk adjustments (3)	—	12

Total Tier 2 capital	2,049	2,279

Total Own funds	19,285	18,821

Total Own funds according to Basel I floor	19,350	18,809

(1)	For a detailed description of the instruments constituting share capital, see Note 23 to the Consolidated Financial Statements.

(2)	For a detailed description of the instruments constituting Tier 2-eligible subordinated debt, see Note 22 to the Consolidated Financial Statements.

(3)

The expected loss amount calculated under the IRB approach is a gross deduction from own funds. The gross deduction is decreased by impairment related to exposures for which expected loss is calculated. Excess amounts of such impairment will increase own funds. This increase is limited to 0.6 percent of SEK’s risk exposure amount under the IRB approach related to exposures to central governments, corporates and financial institutions. As of December 31, 2017, the limitation rule had no effect (year-end 2016: no effect).

Minimum capital requirements exclusive of buffers

	Consolidated Group
	December 31, 2017			December 31, 2016
Skr mn	EAD(1)	Risk exposure amount	Min. capital Req.	EAD	Risk exposure amount	Min. capital Req.
Credit risk, standardized approach(2)
Central governments	—	—	—	145,531	963	77
Regional governments	—	—	—	19,904	—	—
Multilateral development banks	—	—	—	1,900	—	—
Corporates	1,316	1,316	105	1,450	1,450	116

Total credit risk, standardized approach	1,316	1,316	105	168,785	2,413	193

Credit risk, IRB approach(2)
Central governments	161,429	9,331	747	—	—	—
Financial institutions(3)	38,163	12,688	1,015	44,947	14,089	1,127
Corporates(4)	104,630	53,763	4,301	95,519	51,104	4,088
Non-credit-obligation assets	121	121	10	123	123	10

Total credit risk IRB approach	304,343	75,903	6,073	140,589	65,316	5,225

Credit valuation adjustment risk	n.a.	1,989	159	n.a.	2,526	202
Foreign exchange risk	n.a.	1,326	106	n.a.	999	81
Commodity risk	n.a.	13	1	n.a.	14	1
Operational risk	n.a.	3,284	263	n.a.	3,669	293

Total	305,659	83,831	6,707	309,374	74,937	5,995

Adjustment according to Basel I floor	n.a.	4,503	360	n.a.	7,572	606

Total incl. Basel I floor	n.a.	88,334	7,067	n.a.	82,509	6,601

(1)	Exposure at default (EAD) shows the size of the outstanding exposure at default.

(2)	Exposure classes within the standardized approach and the IRB approach that have no outcomes have been omitted in the listing.

(3)

Of which counterparty risk in derivative contracts: EAD 4,131 million (year-end 2016: Skr 4,515 million), Risk exposure amount of Skr 1,574 million (year-end 2016: Skr 1,784 million) and Capital requirement of Skr 126 million (year-end 2016: Skr 143 million).

(4)

Of which related to Specialized lending:  EAD 2,478 million (year-end 2016: Skr 2,853 million), Risk exposure amount of Skr 1,643 million (year-end 2016: Skr 1,942 million) and Capital requirement of Skr 131 million (year-end 2016: Skr 155 million).

Credit risk by PD grade

The tables illustrate the exposure at default (EAD), the portion of the exposure that will be lost in the event of a default (LGD) and the probability of default or cancellation of payments by a counterparty (PD) for the exposure classes where PD is estimated internally. Average PD is calculated without consideration of PD floors. Average PD and LGD are weighted by EAD, the average risk weight is the quotient of risk exposure amount and EAD. The amounts reported concern the Consolidated Group, and the amounts for the Parent Company are essentially the same.

Consolidated Group Skr mn	December 31, 2017					December 31, 2016
	AAA to AA- 0.003– 0.02%	A+ to A- 0.03– 0.07%	BBB+ to BBB- 0.12–0.32%	BB+ to B- 0.53– 6.47%	CCC to D 25.29– 100%	AAA to AA- – -	A+ to A- - -	BBB+ to BBB- – -	BB+ to B- – -	CCC to D - -
Central governments(1)
EAD	153,496	7,107	—	826	—	—	—	—	—	—
Average PD in %	0.004	0.04	—	0.9	—	—	—	—	—	—
Average LGD in %	45.0	45.0	—	45.0	—	—	—	—	—	—
Average risk weight in %	4.7	19.0	—	93.6	—	—	—	—	—	—

(1)	Figures for 2016 are missing since the transition to the IRB approach was made in 2017.

Consolidated Group Skr mn	December 31, 2017					December 31, 2016
	AAA to AA- 0.01–0.04%	A+ to A- 0.06– 0.12%	BBB+ to BBB- 0.17–0.34%	BB+ to B- 0.54– 8.40%	CCC to D 28.60– 100%	AAA to AA- 0.01–0.04%	A+ to A- 0.05–0.12%	BBB+ to BBB- 0.17–0.34%	BB+ to B- 0.58– 8.68%	CCC to D 28.52– 100%
Financial institutions
EAD	9,368	25,926	1,722	1,149	—	9,198	32,664	1,814	1,271	—
Average PD in %	0.04	0.08	0.23	0.84	—	0.04	0.08	0.20	0.84	—
Average LGD in %	41.6	44.3	45.0	45.0	—	36.7	43.3	45.0	45.0	—
Average risk weight in %	22.3	31.3	65.1	117.8	—	19.6	29.6	61.8	117.8	—
Corporates
EAD	7,871	18,515	59,574	16,153	40	5,516	20,690	46,118	20,285	57
Average PD in %	0.03	0.10	0.25	0.81	65.59	0.03	0.10	0.24	0.87	81.32
Average LGD in %	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0	45.0
Average risk weight in %	18.5	33.6	51.3	85.6	127.1	18.6	32.1	50.3	89.9	69.0

Credit risks

For risk classification and quantification of credit risk, SEK uses an internal ratings-based (IRB) approach. The Swedish FSA has approved SEK’s IRB approach. Specifically, SEK applies the foundation IRB approach. Under the foundation IRB approach, the company determines the PD within one year of each of its counterparties, while the remaining parameters are established in accordance with the CRR. Certain exposures are, by permission from the Swedish FSA, exempted from application of the IRB approach and, instead, the standardized approach is applied for calculating the capital requirement. For further information regarding these exposures see the Risk measurement section in Note 27. The Swedish FSA has given SEK permission to apply the IRB approach from March 31, 2017, with regard to exposures toward central governments, regional governments and multilateral development banks.

The minimum capital requirement for these exposures increased on the transition to the IRB approach, which largely explains why SEK’s total minimum capital requirement for credit risks increased 14 percent in 2017 compared with year-end 2016.

Counterparty risk exposure amounts in derivative contracts are calculated in accordance with the mark-to-market approach.

Credit valuation adjustment risk

A capital requirement for credit valuation adjustment risk is calculated for all OTC derivatives, except for credit derivatives used as credit-risk hedges and transactions with a qualifying central counterparty. SEK calculates this capital requirement using the standardized approach.

Foreign exchange risk

Foreign exchange risk is calculated with the standardized approach, whereas the scenario approach is used for calculating the gamma and volatility risks.

Commodity risk

Own funds requirements for commodity risk are calculated using the simplified approach under the standardized approach, and where the scenario approach is used for calculating the gamma and volatility risks.

Operational risk

The capital requirement for operational risk is calculated with the standardized approach, whereby the company’s operations are divided into business areas as defined in the CRR. The capital requirement for each area is calculated by multiplying a factor, depending on the business area, by an income indicator. The factors applicable for SEK are 15 percent and 18 percent. The income indicators consist of the average operating income for the past three fiscal years for each business area.

Transitional rules

The CRR states that the previously applicable transitional rules, i.e. the Basel I floor, will continue to apply until year-end 2017. According to the transitional rules, the capital requirement should be calculated in parallel on the basis of the Basel I rules. To the extent that the Basel-I-based capital requirement, reduced to 80 percent, exceeds the capital requirement under the CRR, the capital requirement under the Basel-I-based rules should constitute the minimum capital requirement.

Capital buffer requirements

SEK is to meet capital buffer requirements with Common Equity Tier 1 capital. SEK has not been classified as a systemically important institution. Accordingly, the capital buffer requirements for systemically important institutions that entered into force on January 1, 2016 do not apply to SEK. There is no systemic risk buffer applicable for SEK that is active at the moment. A countercyclical capital buffer rate of 2.0 percent is applied to exposures located in Sweden as of March 19, 2017 and going forward. At December 31, 2017, the capital requirement related to credit-risk exposures in Sweden was 67 percent (year-end 2016: 69 percent) of the total capital requirement regardless of location, this fraction is also the weight applied to the Swedish buffer rate when calculating SEK’s countercyclical capital buffer. Buffer rates activated in other countries may impact SEK, but as most capital requirements from relevant credit exposures are related to Sweden, the potential effect is limited. At December 31, 2017, the contribution to SEK’s countercyclical capital buffer from buffer rates in other countries was 0.05 percentage points (year-end 2016: 0.01 percentage points).

Leverage ratio

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Exposure measure for the leverage ratio
On-balance-sheet exposures	249,244	278,324
Off-balance-sheet exposures	42,168	35,626

Total exposure measure	291,412	313,950

Leverage ratio	5.9%	5.3%

The leverage ratio is a metric introduced in 2015. Currently, there is no minimum requirement. The leverage ratio is defined in the CRR as the quotient of the Tier 1 capital and an exposure measure. The exposure measure consists of assets, with special treatment of derivatives among other items, and off-balance-sheet credit-risk exposures that have been weighted with a factor depending on the type of exposure.

Internally assessed capital adequacy

	Consolidated Group
Skr mn	December 31, 2017	December 31, 2016
Credit risk	6,898	7,481
Operational risk	142	182
Market risk	1,573	1,597
Other risks	170	258
Capital planning buffer	2,005	1,668

Total	10,788	11,186

SEK regularly conducts an internal capital adequacy assessment process (ICAAP), during which the company determines how much capital is needed to cover its risks. The result of SEK’s capital adequacy assessment is presented above. For more information regarding the ICAAP and its methods, please see the Risk and capital management section in Note 30 to the Consolidated Financial Statements.